Summary of Significant Accounting Policies - Additional Information (Detail) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)
Viva GyM SA [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated fair value	S/ 64.3	$ 19.2	S/ 112.7	$ 34.5
Morelco S.A.S. [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Put option period	10 years	10 years
GMD SA [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Net gain on sale of former subsidiary			S/ 218.3	$ 64.6
Chile (member)
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Employees indemnity period	330 days	330 days
Peru (member)
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Workers' profit sharing on taxable income, Percentage	5.00%	5.00%
Block one [member] | Capitalised development expenditure [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated useful life	5 years	5 years
Block III [member] | Capitalised development expenditure [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated useful life	5 years	5 years
Block IV [member] | Capitalised development expenditure [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated useful life	5 years	5 years
Block five [member] | Capitalised development expenditure [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated useful life	5 years	5 years
Right-of-use assets [member] | Land [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated useful life	60 years	60 years
Bottom of range [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Percentage of voting rights held	20.00%	20.00%
Bottom of range [member] | Chile (member)
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Workers' profit sharing on taxable income, Percentage	4.75%	4.75%
Bottom of range [member] | Contractual relationships with clients [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated useful life	5 years	5 years
Bottom of range [member] | Computer software [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated useful life	2 years	2 years
Bottom of range [member] | Investment property [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated useful life of property	3 years	3 years
Top of range [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Percentage of voting rights held	50.00%	50.00%
Top of range [member] | Contractual relationships with clients [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated useful life	9 years	9 years
Top of range [member] | Computer software [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated useful life	15 years	15 years
Top of range [member] | Investment property [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Estimated useful life of property	33 years	33 years